Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO(1)	CAP for PEO(2)	Average SCT Total for Non-PEO NEOs(1)	Average CAP for Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income(5)	Adjusted EBITDA(6)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
							(in millions)
2024	9,301,929	17,929,351	2,198,207	3,975,243	178.46	126.92	596.6	1,103.7
2023	8,836,376	14,065,892	2,829,231	3,823,684	128.23	124.34	463.0	971.1
2022	7,735,969	9,873,499	1,926,245	1,363,196	113.86	118.22	365.9	819.3
2021	8,252,128	6,225,882	2,318,768	1,350,557	97.26	147.19	517.2	816.4
2020	6,925,127	8,446,945	2,268,718	2,697,053	121.42	133.81	368.8	697.1
_____________________________

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Tarr, President and Chief Executive Officer, is the principal executive officer, or PEO, for each year represented. The other named executive officers represented in the Non-PEO average amounts above are:
•2023-2024: Messrs. Coltharp, Darby, and Price, and Ms. Charbonneau
•2022: Messrs. Coltharp, Darby, and Price, and Mses. Jacobsmeyer and Charbonneau
•2021: Messrs. Coltharp and Darby, and Mses. Jacobsmeyer, Charbonneau, and Anthony
•2020: Messrs. Coltharp and Darby, and Mses. Jacobsmeyer and Anthony
Ms. Jacobsmeyer ceased serving as an officer of the company upon the spin off of its home health and hospice business on July 1, 2022, and all of her unvested equity awards were cancelled at that time in return for equity awards in the newly public company. Ms. Anthony resigned effective June 18, 2021, and all of her unvested equity awards were cancelled at that time.

Peer Group Issuers, Footnote	The peer group represented here is the S&P Health Care Services Selected Industry Index which is the peer group represented in Part II, Item 5, Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities, of our Annual Report on Form 10-K. The cumulative TSR for the peer group reflects weighting of each constituent company’s TSR by its stock market capitalization.
PEO Total Compensation Amount	$ 9,301,929	$ 8,836,376	$ 7,735,969	$ 8,252,128	$ 6,925,127
PEO Actually Paid Compensation Amount	$ 17,929,351	14,065,892	9,873,499	6,225,882	8,446,945
Adjustment To PEO Compensation, Footnote	To calculate CAP, the following amounts were deducted from and added to the SCT total compensation for the PEO and Non-PEOs respectively:

Reconciliation of SCT Total Compensation to CAP for PEO
	2024	2023	2022	2021	2020
SCT Total Compensation	9,301,929	8,836,376	7,735,969	8,252,128	6,925,127
DEDUCTIONS
Grant Date Fair Value of Stock Awards Reported in SCT	(4,856,982)	(4,453,885)	(4,357,861)	(4,188,878)	(3,893,034)
Grant Date Fair Value of Option Awards Reported in SCT	(1,085,288)	(951,957)	(1,055,281)	(1,026,087)	(857,191)
ADDITIONS
Year-end Fair Value for Awards Granted during Year	8,416,920	8,375,441	6,212,964	5,162,931	5,056,742
Inc (Dec) in Fair Value during Year for Prior Years’ Unvested Awards	5,477,125	2,331,154	695,380	(2,065,946)	681,373
Inc (Dec) in Fair Value from Year-end to Vesting/Cancellation during Year	508,981	(199,895)	514,852	(111,958)	351,589
Dividends Paid on Awards Vesting during Year	166,666	128,658	127,476	203,692	182,339
CAP	17,929,351	14,065,892	9,873,499	6,225,882	8,446,945

Non-PEO NEO Average Total Compensation Amount	$ 2,198,207	2,829,231	1,926,245	2,318,768	2,268,718
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,975,243	3,823,684	1,363,196	1,350,557	2,697,053
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of SCT Total Compensation to CAP for Average Non-PEO NEOs
	2024	2023	2022	2021	2020
SCT Total Compensation	2,198,207	2,829,231	1,926,245	2,318,768	2,268,718
DEDUCTIONS
Grant Date Fair Value of Stock Awards Reported in SCT	(891,460)	(1,543,550)	(967,531)	(950,358)	(1,007,046)
Grant Date Fair Value of Option Awards Reported in SCT	(147,860)	(130,390)	(192,180)	(212,314)	(221,715)
ADDITIONS
Year-end Fair Value for Awards Granted during Year	1,460,479	2,263,913	864,201	971,657	1,308,042
Inc (Dec) in Fair Value during Year for Prior Years’ Unvested Awards	1,244,251	406,946	(364,445)	(784,965)	220,905
Inc (Dec) in Fair Value from Year-end to Vesting/Cancellation during Year	81,547	(25,915)	84,648	(25,964)	81,947
Dividends Paid on Awards Vesting during Year	30,079	23,449	12,258	33,733	46,202
CAP	3,975,243	3,823,684	1,363,196	1,350,557	2,697,053

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the positive correlation between CAP and the TSR of our common stock. The TSR amounts in the graph assume the investment of $100 on December 31, 2019 and the reinvestment of any dividends paid. This positive correlation is to be expected due to the fact that equity awards constitute a significant percentage of our NEOs’ total overall compensation packages. This relationship can be seen for both our CEO and our other NEOs as a group.

Compensation Actually Paid vs. Net Income
The graph below compares “Compensation Actually Paid” to our Net Income. The CAP for our NEOs does not appear to correlate to our net income. Net income is not a metric included, or otherwise a consideration, in our executive compensation program. Net income includes income from discontinued operations and income attributable to noncontrolling interests. Accordingly, the decline in Net Income from 2021 to 2022 reflects the spin off of our home health and hospice business completed on July 1, 2022.

Compensation Actually Paid vs. Company Selected Measure
The graph below compares CAP to our Adjusted EBITDA. Adjusted EBITDA is our company selected measure as required to be identified by the SEC. Adjusted EBITDA is the most heavily weighted metric in our annual incentive plan, the Senior Management Bonus Plan. In addition, we believe our investors use Adjusted EBITDA as a key measure to evaluate our company, which in turn drives our stock price. We believe the impacts of, and challenges related to, the COVID-19 pandemic during the period represented make it difficult to draw conclusions from the comparison for the short period of time reflected but a positive correlation is beginning to present itself.

Total Shareholder Return Vs Peer Group
The chart below compares the TSR for our common stock to the TSR of the S&P Health Care Services Selected Industry Index over a five-year period. The TSR amounts in the graph assume the investment of $100 on December 31, 2019 and the reinvestment of any dividends paid. Both TSRs were positive, although our five-year TSR exceeded that of the index, but the two TSR performances do not exhibit a positive correlation each year in the period.

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Normalized Earnings Per Share (“EPS”)
Return on Invested Capital (“ROIC”)

Total Shareholder Return Amount	$ 178.46	128.23	113.86	97.26	121.42
Peer Group Total Shareholder Return Amount	126.92	124.34	118.22	147.19	133.81
Net Income (Loss)	$ 596,600,000	$ 463,000,000.0	$ 365,900,000	$ 517,200,000	$ 368,800,000
Company Selected Measure Amount	1,103.7	971.1	819.3	816.4	697.1
PEO Name	Mr. Tarr
Additional 402(v) Disclosure
This section is the Pay versus Performance disclosure required by the Securities and Exchange Commission. The tabular disclosure below includes the SEC-defined “Compensation Actually Paid,” or CAP, for our principal executive officer and the average CAP for our other NEOs for each of the most recent five fiscal years. Because of changes in the value of unvested equity awards, the CAP does not represent amounts actually paid to or earned or recognized by those individuals. The disclosure also presents information regarding shareholder return and financial performance metrics. Amounts referencing the Summary Compensation Table, or SCT, can be found on page 56.
Cumulative Total Shareholder Return (“TSR”) represents stock price appreciation plus dividends paid (assuming reinvestment) during the measurement period beginning as of market close December 31, 2019 through December 31 of the year noted. The TSR amounts in the table reflect the appreciation on the assumed investment of $100 on December 31, 2019 and the reinvestment of any dividends paid. The TSR reflects the effect of the spin off of our home health and hospice business on July 1, 2022, which was structured as a pro rata distribution of one share of newco common stock for every two shares of Encompass Health common stock. The TSR calculation assumes the reinvestment on July 1, 2022 of the value of the newco stock distributed, which for each share of Encompass Health stock was assumed to be the cash equivalent of half of the opening trading price of newco stock on that date.The Net Income amounts reported here are the net and comprehensive income amounts reflected in the Company’s audited consolidated financial statements for the applicable years, which amounts include income/loss from discontinued operations and income attributable to noncontrolling interests. Accordingly, the decline in Net Income from 2021 to 2022 reflects the spin off of our home health and hospice business completed on July 1, 2022.
The three items listed below represent the most important financial measures used to link executive compensation to company performance for 2024. Each item is a separate metric within one of our incentive compensation plans, as further described on pages 46-50.
The following graphs provide visual representations of the relationship between both the CAP of our PEO and the average CAP of our non-PEO NEOs and our (i) TSR, (ii) net income and (iii) company-selected metric, Adjusted EBITDA, as well as depicting the relationship between our own TSR and a peer group TSR.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is not a measure of financial performance under generally accepted accounting principles in the United States of America (“GAAP”). A reconciliation of Adjusted EBITDA to net cash provided by operating activities, which is the most comparable GAAP financial measure, is shown in Appendix A to this proxy statement. Adjusted EBITDA shown above does not include income/loss from discontinued operations and income attributable to noncontrolling interests. Adjusted EBITDA, as used as a metric in our annual cash incentive plan, is further adjusted for certain unusual or nonrecurring unbudgeted items as described on page 47.
Measure:: 2
Pay vs Performance Disclosure
Name	Normalized Earnings Per Share (“EPS”)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (“ROIC”)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,416,920	$ 8,375,441	$ 6,212,964	$ 5,162,931	$ 5,056,742
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,477,125	2,331,154	695,380	(2,065,946)	681,373
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,981	(199,895)	514,852	(111,958)	351,589
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,666	128,658	127,476	203,692	182,339
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,856,982)	(4,453,885)	(4,357,861)	(4,188,878)	(3,893,034)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,085,288)	(951,957)	(1,055,281)	(1,026,087)	(857,191)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,460,479	2,263,913	864,201	971,657	1,308,042
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,244,251	406,946	(364,445)	(784,965)	220,905
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,547	(25,915)	84,648	(25,964)	81,947
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,079	23,449	12,258	33,733	46,202
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(891,460)	(1,543,550)	(967,531)	(950,358)	(1,007,046)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (147,860)	$ (130,390)	$ (192,180)	$ (212,314)	$ (221,715)